Transactions and balances with related parties (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Revenue from sale of goods, related party transactions	$ 128,727	$ 188,981	$ 8,840
Amounts receivable, related parties transactions	686	13,674	99
Amounts payable, related party transactions	80,842	76,704	147,514
Vimifos, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	4,055	9,323	8,812
Amounts receivable, related parties transactions	400	785	99
Purchases of goods, related party transactions	411,129	582,458	557,490
Amounts payable, related party transactions	58,836	41,399	103,371
Frescopack, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	53	58
Amounts receivable, related parties transactions	0	58
Purchases of goods, related party transactions	143,849	148,210	193,396
Amounts payable, related party transactions	9,554	26,233	28,951
Maquinaria agricola, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	5	5	64
Purchases of property and other assets, related party transactions	0	0	0
Autos y accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	339	124	4,712
Purchases of property and other assets, related party transactions	48,129	10,776	18,776
Alfonso R. bours, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	50	49	40
Purchases of property and other assets, related party transactions	2,651	187	307
Taxis aereos del noroeste, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	31	42	28
Amounts receivable, related parties transactions	0
Amounts payable, related party transactions		307	20
Leases as lessee, related party transactions		24,971	8,368
Alimentos Kowi, S.A. de C.V.
Revenue [abstract]
Revenue from sale of goods, related party transactions	832	934
Amounts receivable, related parties transactions	286	337
Purchases of goods, related party transactions		907
Amounts payable, related party transactions		2
Sonora Agropecuaria, S.A. de C.V.
Revenue [abstract]
Revenue from sale of goods, related party transactions	123,756	178,624
Amounts receivable, related parties transactions	0	12,494
Purchases of goods, related party transactions	4,425	3,374
Pulmex 2000, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	21,414	20,667	37,794
Amounts payable, related party transactions	2,407	3,976	5,227
Qualyplast, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	1,184	244	230
Amounts payable, related party transactions	251		41
Llantas y Accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	6,378	4,213	3,374
Purchases of property and other assets, related party transactions	42,554	38,947	38,581
Autos y Tractores de Culiacan, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	336	149	1,486
Purchases of property and other assets, related party transactions	42,857	11,519	17,671
Camiones y Tractocamiones de Sonora, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	2,636	149	216
Purchases of property and other assets, related party transactions	91,098	270,968	19,490
Agencia MX-5, S.A de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	6	9	7
Purchases of property and other assets, related party transactions	63	904	47
Cajeme Motors S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	44	89	5
Purchases of property and other assets, related party transactions	$ 287	$ 183	$ 30